Schedule of convertible bonds (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total principal	$ 1,750,000	$ 10,000,000
Less: unamortized debt discount
Net carrying amount	1,750,000	10,000,000
Less: maturing within one year		(10,000,000)
Mature after one year	1,750,000
Convertible Bond E [Member]
Short-Term Debt [Line Items]
Total principal		10,000,000
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Total principal	$ 1,750,000	$ 10,000,000